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                   PRUDENTIAL REAL ESTATE SECURITIES FUND
                     GATEWAY CENTER THREE, 4TH FLOOR
                           100 MULBERRY STREET
                    NEWARK, NEW JERSEY  07102-4077



                                       June 1, 2001


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Prudential Real Estate Securities Fund
     1933 Act File No.: 333-42705
     1940 Act File No.: 811-08565

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on May 30, 2001.


     If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.


                                       Very truly yours,

                                       /s/ Jonathan D. Shain
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                                       Jonathan D. Shain
                                       Secretary